Schedule II Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for Uncollectible Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,053	$ 1,159	$ 835
Additions	3,411	3,141	4,113
Deductions	3,574	3,247	3,789
Balance at End of Period	890	1,053	1,159
Valuation Allowance For Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	36,328	38,266	39,874
Additions	1,539	4,383	0
Deductions	8,794	6,321	1,608
Balance at End of Period	$ 29,073	$ 36,328	$ 38,266